SALE OF INTEREST IN YGUAZÚ CEMENTOS S.A.—DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2022
Discontinued Operations [Abstract]
Summary of Income Statement From Continuing and Discontinued Operations
The proceeds from Yguazú Cementos S.A. transaction for the fiscal years ended December 31, 2020, are as follows:

2020
Revenues	8,730,925
Operating costs and expenses	(6,576,557)
Financial results, net	(469,229)
Reclassification of foreign exchange gains /(losses) recognized in other comprehensive income	892,316
Gain on disposal of discontinued operations (*)	16,962,450
Profit (loss) before income tax	19,539,905
Income tax	(4,460,587)
Net profit for the year from discontinued operations	15,079,318
Net profit for the year from discontinued operations attributable to:
Owners of the parent company	14,338,631
Non-controlling interest	740,687
Net profit for the year from discontinued operations per (basic and diluted) share attributable to:
Owners of the parent company (in pesos)	24,057
Non-controlling interest (in pesos)	1.2428

(*)
It is the agreed-upon price of the transaction, which amounted to 26,501,604, net of the derecognition of the equity value of the long-term investment by 9,365,872 and the costs related to the sale for 173,282.

Summary of Cash Flows From Continuing and Discontinued Operations
The information summarized in the statement of cash flows generated by the Yguazú Cementos S.A. transaction for the fiscal year ended December 31, 2020, is as follows:

2020
Net cash generated by operating activities	2,462,716
Net cash used in investing activities	(403,481)
Net cash used in financing activities	(7,565,911)
Effects of exchange rate differences on cash and cash equivalents in foreign currency	(45,870)
Total cash used during the fiscal year for discontinued operations	(5,552,546)